Loss per share	12 Months Ended
Dec. 31, 2023
Loss per share
Loss per share

Note 20: Loss per share

	FOR THE YEAR ENDED DECEMBER 31,
(amounts in thousands of euros)	2021	2022	2023
Weighted average number of shares outstanding	118,332,562	174,860,545	543,086,157
Own shares	49,882	21,268	11,804
Weighted average number of shares outstanding (excluding treasury shares)	118,282,679	174,839,276	543,074,353

Net loss for the fiscal year	(31,164)	(24,216)	(17,026)
Basic loss per share (€/share)	(0.26)	(0.14)	(0.03)
Diluted loss per share (€/share)	(0.26)	(0.14)	(0.03)

The accounting of instruments giving deferred rights to the capital (BSA, BSPCE, AGA, convertible bonds) has an anti-dilutive effect for the years presented. They are therefore not taken into account when calculating diluted earnings (see notes 11 and 12.1).

On December 31, 2023, there were outstanding BSAs entitling their holders to acquire up to 345,818,937 shares, outstanding BSPCEs entitling their holders to acquire up to 5,052,877 shares and 18,884,703 outstanding free shares which were awarded to the CEO and employees on April 14, 2023 and will be delivered to them on April 14, 2024 after a one-year vesting period.

As of December 31, 2022, there was outstanding warrants to acquire up to 2,868,387 shares, outstanding CEO and employees warrants to acquire up to 6,288,073 shares and outstanding 1,591,334 free ordinary shares that were granted to the CEO and employees on April 25, 2022 out of which 1,578,960 have be delivered to them on April 25, 2023 after a one-year vesting period after cancellation of free shares granted to employees who left the company prior to this date.